List of notes	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
AREAS OF SIGNIFICANT JUDGEMENT AND ESTIMATION UNCERTAINTY
4.AREAS OF SIGNIFICANT JUDGEMENT AND ESTIMATION UNCERTAINTY

The preparation of these Consolidated Financial Statements in accordance with IFRS Accounting Standards requires management to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities, disclosure of commitments and contingent liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. The determination of estimates requires the exercise of judgement based on various assumptions and other factors such as historical experience, current and expected economic conditions. Actual results could differ from these estimates.

The significant judgments and estimates used in the preparation of these Consolidated Financial Statements that have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities and earnings within the next financial year include:

Acquisitions

Determination of whether a group of assets acquired and liabilities assumed constitute the acquisition of a business or an asset may require the Company to make certain judgments as to whether or not the assets acquired and liabilities assumed include the inputs, processes and outputs necessary to constitute a business as defined in IFRS 3 - Business Combinations.

With regard to the acquisition of Paycore, management followed the guidance within IFRS 3 and determined that the transaction should be accounted for as an asset acquisition. In such cases, the acquirer identifies and recognizes the individual identifiable assets acquired and liabilities assumed. The cost of the group is allocated to the individual identifiable assets and liabilities on the basis of their relative fair values at the date of purchase. Such a transaction or event will not give rise to recording goodwill. The Paycore transaction was recorded based on the total consideration paid for the assets. Total consideration paid in excess of the acquired assets’ fair values was attributable to the acquired mineral interests.

Valuation of financial instruments

The fair value of financial instruments that are not traded in an active market are determined using valuation techniques. The Company uses its judgment to select a variety of methods and makes significant assumptions that are mainly based on market conditions existing at initial recognition and at the end of each reporting period. Refer to Note 24 (d) for further details on the methods and significant assumptions used.

Provisions for environmental rehabilitation

Management assesses the provisions for environmental rehabilitation on acquisition, on an annual basis or when new information becomes available. This assessment includes the estimation of the future rehabilitation costs required based on the existing laws and regulations in each jurisdiction the Company operates in, the timing of these expenditures, and the impact of changes in the discount rate. The actual future expenditures may differ from the amount currently provided if the estimates made are significantly different than actual results or if there are significant changes in environmental and / or regulatory requirements in the future.

Valuation of Inventories

Finished goods, work-in-process, heap leach ore and stockpile ore are valued at the lower of cost and net realizable value ("NRV"). The assumptions used in the valuation of work-in-process inventories include estimates of gold contained in the ore stacked on leach pads, assumptions of the amount of gold stacked that is expected to be recovered from the leach pads, and the amount of gold in the mill circuits. The determination of NRV involves the use of estimates. The NRV of inventories is calculated as the estimated price at the time of eventual sale based on prevailing and forecast metals prices less estimated future costs to convert the inventories into saleable form and associated selling costs. The NRV of inventories is assessed at the end of each reporting period. Changes in estimates of NRV may result in a write-down of inventories or the reversal of a previous write-down.

Recoverable ounces

The carrying amounts of the Company's mining property is depleted based on recoverable ounces contained in proven and probable mineral reserves. Changes to estimates of recoverable ounces and depletable costs including changes resulting from revisions to mine plans and changes in metal price forecasts can result in a change in future depletion rates.

The figures for mineral reserves and mineral resources are determined in accordance with National Instrument 43-101 - Standards of Disclosure for Mineral Projects, issued by the Canadian Securities Administrators. This National Instrument lays out the standards of disclosure for mineral projects including rules relating to the determination of mineral reserves and mineral resources. There are numerous uncertainties inherent in estimating mineral reserves and mineral resources, including many factors beyond the Company's control. Such estimation is a subjective process, and the accuracy of any mineral reserve or mineral resource estimate is a function of the quantity and quality of available data and of the assumptions made and judgements used in engineering and geological interpretation. Differences between management's assumptions, and actual events including economic assumptions such as metal prices and market conditions, could have a material effect in the future on the Company's financial position and results of operation.
Impairment and reversal of impairment for non-current assets

Non-current assets are tested for impairment at the end of each reporting period if in management's judgement there is an indicator of impairment. If there are indicators, management performs an impairment test on the major assets within this balance.

In the case of mineral property assets, recoverability is dependent on a number of factors common to the natural resource sector. These include the extent to which the Company can continue to renew its exploration and future development licenses with local or other authorities, establish economically recoverable reserves on its properties, the availability of the Company to obtain necessary financing to complete the development of such reserves and future profitable production or proceeds from the disposition thereof. The Company will use the evaluation work of professional geologists, geophysicists and engineers for estimates in determining whether to commence or continue mining and processing. These estimates generally rely on scientific and economic assumptions, which in some instances may not be correct, and could result in the expenditure of substantial amounts of money on a deposit before it can be determined whether or not the deposit contains economically recoverable mineralization.

Achievement of operating levels intended by management

Until a mineral property, plant or equipment is capable of operating at levels intended by management, costs incurred, other than costs associated with the sale of gold bullion produced, and including borrowing costs incurred on qualifying assets, are capitalized as part of the cost of the asset. Depletion of capitalized development and construction costs for a mineral property and related property and equipment begins when the mine is capable of operating at levels intended by management. Management considers several factors in determining when a mineral property, plant or equipment is capable of operating at levels intended by management. Amongst other quantitative and qualitative factors, throughput, mill grades, recoveries, and for a heap leach operation, stacking rates and irrigation rates, are assessed over a reasonable period to make this determination.

Deferred taxes

The provision for income taxes which is included in the consolidated statements of income (loss) and comprehensive income (loss) and composition of deferred income tax liabilities included in the consolidated statements of financial position is based on factors such as tax rates in the different jurisdictions, changes in tax law and management’s assessment of future results and have not yet been confirmed by the taxation authorities. The Company does not recognize deferred tax assets where management does not expect such assets to be realized based on current forecasts.

In the event that actual results differ from these estimates, adjustments are made in future periods and changes in the amount of amount of deferred tax assets recognized may be required. These adjustments could materially impact the financial position and income (loss) for the period.